Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

On April 30, 2013, the Company filed an S-1 registration statement with the U.S. Securities and Exchange Commission covering 12.4 million shares of its common stock. The majority of these shares have been outstanding and were previously issued in connection with the Company's merger (the "Merger") with and into Integrated Security Systems, Inc. on April 5, 2012. Such shares are being registered pursuant to an investor rights agreement entered into in connection with the Merger. The shares being registered include shares owned by the Company's founder and CEO, Stephen Adele (approximately 6.4 million), as well as other shares and shares underlying various derivative instruments held by early Company investors. To the Company's knowledge, no selling shareholders listed in the S-1 has immediate plans to sell their shares.

In addition, the Company has also filed two S-8 registration statements covering, in total, 1.4 million additional shares of its common stock. These shares are issuable under the two Company's separate employee stock option plans. The shares may be issuable over the next several years based on the direction of the Company's board of directors and the Company's personnel recruiting and retention needs. There is no present intention of any of the Company's employees to resell shares issuable under these plans, or underlying the stock options available to such employees.

Note 14 – Subsequent Events

As mentioned in Note 1, under the Lease section, the Company signed an amendment to its facility lease as of November 1, 2012, which extends its original lease of 7,120 square feet for a term of four years and three months. This lease also includes the expansion of the facility for an additional 2,924 square feet, which will be assumed upon the satisfactory completion of the build-out per the Company, which was complete in the first quarter of 2013.

As mentioned in Note 1, under the Notes Receivable section, the Company novated a note receivable which was entered into in December, 2010, for the sale of a dormant product line of vitamins, A new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at December 31, 2012, and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the receivable balance.

Made effective January 1, 2013, the Company entered into a one year agreement, subject to quarterly cancellation at the Company’s sole discretion, with Microcap Headlines, Inc. In connection with this agreement, the Company issued warrants to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $2.25 per share. These warrants were subject to conditional vesting schedule in one-fourth (quarterly) increments, subject to the Company’s sole discretion. The first increment was granted and fully vested on January 1, 2013, and the second increment was granted and fully vested on April 1, 2013. All vested warrants expire on January 1, 2018.